Barclays PLC (the Parent company) - Total income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Dividends received from subsidiary	£ 31	£ 20	£ 37
Other income	170	88	31
Fair value and foreign exchange losses on other positions with subsidiaries	(3,513)	139
Barclays PLC
Disclosure of transactions between related parties [line items]
Dividends received from subsidiary	2,797	1,356	763
Other income	(654)	659	1,192
Barclays PLC | AT1 Securities
Disclosure of transactions between related parties [line items]
Other income	905	804	857
Barclays PLC | Subsidiaries
Disclosure of transactions between related parties [line items]
Fair value and foreign exchange losses on other positions with subsidiaries	1,673	£ 250	£ 248
Barclays PLC | Barclays Execution Services Limited
Disclosure of transactions between related parties [line items]
Dividends received from subsidiary	1,080
Barclays PLC | Barclays UK
Disclosure of transactions between related parties [line items]
Dividends received from subsidiary	1,010
Barclays PLC | Barclays Principal Investments Limited
Disclosure of transactions between related parties [line items]
Dividends received from subsidiary	507
Barclays PLC | Barclays Bank PLC
Disclosure of transactions between related parties [line items]
Dividends received from subsidiary	£ 200